Equity Based Compensation - Summary of Equity Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense included in total operating expense	$ 6,137	$ 2,970	$ 10,521	$ 8,311
ESPP [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense included in total operating expense	6,038	2,948
Restricted Stock Units ("RSUs") [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense included in total operating expense	22	22
Employee Stock Purchase Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense included in total operating expense	77
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense included in total operating expense	1,797	910	3,239	2,602
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense included in total operating expense	$ 4,340	$ 2,060	$ 7,282	$ 5,709